Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Guarantee liabilities		$ 262,000		$ 262,000
Accounts receivable, payments term				30 days		30 days
Anti-dilutive common stock equivalents (in Shares) | shares						1,352,153	957,930
Amounts over the federally insured limits						$ 343,000	$ 13,137,000
Losses incurred to date on deposit balances						$ 0
Number of customers who accounted for greater than ten percent of revenue						1	0
Number of customers who accounted for greater than 10% of accounts receivable						2	1
Allowance for doubtful accounts		$ 0		$ 0		$ 24,617	$ 23,458
Goodwill impairment charge	$ 3,000,000					3,017,600
Impairment of long-lived assets						$ 0	0
Number of operating segments						1
Number of operating segments						1
Impairment of intangible assets						$ 0	0
Uncertain tax interest or penalties						0	0
Uncertain tax						0	0
Accounts receivable from contracts with customers						1,125,159	1,437,786
Unbilled receivables from contracts with customers						768,374	350,393
Contract with customer, liability, total						660,826	288,499
Performance guarantee liabilities						165,464	244,029
Advertising expenses						$ 0	80,925
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Expected economic life of the underlying software		5 years		5 years		5 years
Minimum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Expected economic life of the underlying software		3 years		3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Expected economic life of the underlying software		10 years		10 years		10 years
Maximum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Expected economic life of the underlying software		5 years		5 years		5 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts						$ 24,617	23,458
Goodwill [Member] | Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment charge						$ 3,017,600
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive common stock equivalents (in Shares) | shares				4,738,867	1,123,173
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage		14.60%	11.30%	15.40%	10.90%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage				51.40%		16.60%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage				11.30%		14.00%
Customer one | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage						11.00%
Customer one | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage						16.60%	11.20%
Customer two | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Customer Percentage						14.00%